Note 9 - Capital Stock and Reserve (Details Textual)			3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 22, 2023 CAD ($) $ / shares shares	Aug. 22, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares	Mar. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares
Statement Line Items [Line Items]
Total gains (losses) on financial liabilities at fair value through profit or loss			$ 372,285		$ 0	$ 558,663	$ 0
Payments for share issue costs						387,416	99,624
Total equity			$ 13,046,573	$ 10,387,622	$ 10,689,324	$ 13,046,573	10,689,324	$ 10,387,622	$ 6,741,746
Increase (decrease) in number of shares outstanding, issued for services (in shares) | shares						30,900
Issue of equity, shares issued for services						$ 187,872
Number of share options exercised in share-based payment arrangement						36,000		13,000
Proceeds from exercise of options						$ 131,400	77,750
Increase (decrease) through exercise of options, equity				0		$ 131,400	77,750
Number of share options granted in share-based payment arrangement						198,500		121,000
Number of share options forfeited in share-based payment arrangement						30,000		121,000
Number of warrants issued during the period (in shares) | shares								5,765
Common shares [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement						36,000
Proceeds from exercise of options						$ 131,400
Increase (decrease) through exercise of options, equity						$ 53,400
Exercise price of outstanding share options (in CAD per share) | $ / shares			$ 4.95			$ 4.95
Share options 1 [member]
Statement Line Items [Line Items]
Maximum percentage of outstanding stock allowed under share-based payment arrangement			10.00%			10.00%
Options issued to consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						17,500		20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 5.65		$ 12.75
Share-based payment arrangement, award vesting period (Year)						3 years		3 years
Share-based payment arrangement, options, fair value			$ 60,200	198,300		$ 60,200		$ 198,300
Options issued to directors and a consultant [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						40,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 6.6
Share-based payment arrangement, award vesting period (Year)						3 years
Share-based payment arrangement, options, fair value			173,500			$ 173,500
Options issued to officers [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						85,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 6.6
Share-based payment arrangement, award vesting period (Year)						5 years
Share-based payment arrangement, options, fair value			445,500			$ 445,500
Options issued to consultant two [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						36,000		8,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 3.65		$ 13.75
Share-based payment arrangement, award vesting period (Year)								3 years
Share-based payment arrangement, options, fair value			53,400	83,200		$ 53,400		$ 83,200
Options Issued to Director [Member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 5.47
Share-based payment arrangement, award vesting period (Year)						3 years
Share-based payment arrangement, options, fair value			75,500			$ 75,500
Options issued to consultant three [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement								62,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares								$ 9
Share-based payment arrangement, award vesting period (Year)								3 years
Share-based payment arrangement, options, fair value				395,600				$ 395,600
options issued to consultant four [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement								31,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares								$ 9.5
Share-based payment arrangement, award vesting period (Year)								3 years
Share-based payment arrangement, options, fair value				$ 208,600				$ 208,600
Consultant options [member]
Statement Line Items [Line Items]
Number of share options forfeited in share-based payment arrangement								121,000
Share-based arrangement, payment reserve, forfeited								$ 891,400
Options issued to consultant seven [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement									15,000
Performance stock options [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares									$ 14.25
Share-based payment arrangement, award vesting period (Year)									2 years
Fair value of share options granted in share-based payment arrangement									$ 126,297
Share-based payment arrangement, award vesting percentage									100.00%
Total expense from share-based payment transactions						$ 47,361	$ 47,361
Performance Share Units (PSU) [member] | Company director [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						40,000
Lac Simard South property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares						10,700
Increase (decrease) in equity, evaluation and exploration assets option agreement						$ 85,600
Peg North Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares						13,072
Increase (decrease) in equity, evaluation and exploration assets option agreement						$ 100,000
Jean Lake Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares						6,128
Increase (decrease) in equity, evaluation and exploration assets option agreement						$ 50,000
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares	1
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares	$ 6.25
Warrants and rights outstanding, term (Year)	5 years	5 years
Derivative financial liabilities	$ 823,597		$ 264,934			264,934
Total gains (losses) on financial liabilities at fair value through profit or loss						$ 558,663
Underwriter warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares	40,000	40,000				40,000
Total equity	$ 270,400
Shares issued in public offering [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares) | shares	800,000	800,000
Number of warrants per unit (in shares) | shares	1
Number of common shares per unit (in shares) | shares	1
Shares issued, price per share (in CAD per share) | (per share)	$ 6.77	$ 5
Proceeds from issuing shares	$ 5,418,400	$ 4,000,000
Payments for share issue costs	$ 387,416	$ 286,000